The company - The company narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Approach subsidiary	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Company Information [Abstract]
Number of therapeutic approaches | Approach	3
Net loss for the period	€ 49,471	€ 7,570	€ 58,103
Total equity	€ 8,834	€ 51,901	€ 54,151	€ 107,440
Number of subsidiaries | subsidiary	1